AlphaMark Fund
Schedule of Investments
May 31, 2021 (Unaudited)

Common Stocks - 29.2%	Shares	Value
Communications - 3.1%
Internet Media & Services - 1.7%
Alphabet, Inc. - Class C *	148	$ 356,911

Telecommunications - 1.4%
Verizon Communications, Inc.	5,472	309,113

Consumer Discretionary - 3.3%
Apparel & Textile Products - 0.6%
PVH Corporation *	1,088	124,924

E-Commerce Discretionary - 0.5%
Amazon.com, Inc. *	36	116,031

Home Construction - 0.5%
Toll Brothers, Inc.	1,757	114,627

Leisure Facilities & Services - 0.6%
Marriott International, Inc. - Class A *	892	128,073

Retail - Discretionary - 1.1%
Dollar Tree, Inc. *	1,064	103,740
Ross Stores, Inc.	1,021	129,044
		232,784
Consumer Staples - 2.4%
Food - 0.8%
Tyson Foods, Inc. - Class A	2,268	180,306

Household Products - 0.8%
Estée Lauder Companies, Inc. (The) - Class A	586	179,621

Retail - Consumer Staples - 0.8%
Kroger Company (The)	4,325	159,938

Energy - 1.0%
Oil & Gas Producers - 1.0%
Marathon Petroleum Corporation	3,494	215,929

Financials - 3.4%
Banking - 1.4%
Fifth Third Bancorp	3,843	161,944

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 29.2% (Continued)	Shares	Value
Financials - 3.4% (Continued)
Banking - 1.4% (Continued)
Western Alliance Bancorp	1,410	$ 141,014
		302,958
Institutional Financial Services - 1.3%
Goldman Sachs Group, Inc. (The)	412	153,272
Intercontinental Exchange, Inc.	1,086	122,588
		275,860
Insurance - 0.7%
Arthur J. Gallagher & Company	1,047	153,501

Health Care - 4.3%
Biotech & Pharma - 2.7%
Alexion Pharmaceuticals, Inc. *	1,180	208,329
Bristol-Myers Squibb Company	3,007	197,620
Regeneron Pharmaceuticals, Inc. *	370	185,899
		591,848
Health Care Facilities & Services - 0.8%
Molina Healthcare, Inc. *	710	178,466

Medical Equipment & Devices - 0.8%
Thermo Fisher Scientific, Inc.	346	162,447

Industrials - 2.5%
Commercial Support Services - 0.5%
Waste Management, Inc.	834	117,327

Electrical Equipment - 1.0%
AMETEK, Inc.	809	109,296
Hubbell, Inc.	608	115,909
		225,205
Industrial Intermediate Products - 0.5%
Timken Company (The)	1,162	102,779

Transportation & Logistics - 0.5%
Alaska Air Group, Inc. *	1,603	110,928

Materials - 0.9%
Chemicals - 0.5%
Celanese Corporation	308	50,958
Eastman Chemical Company	384	48,154
		99,112

AlphaMark Fund
Schedule of Investments (Continued)

Common Stocks - 29.2% (Continued)	Shares	Value
Materials - 0.9% (Continued)
Containers & Packaging - 0.4%
International Paper Company	802	$ 50,606
Packaging Corporation of America	271	40,284
		90,890
Technology - 8.3%
Semiconductors - 1.7%
Broadcom, Inc.	376	177,596
ON Semiconductor Corporation *	4,643	185,906
		363,502
Software - 0.8%
SS&C Technologies Holdings, Inc.	2,436	179,947

Technology Hardware - 3.4%
Amphenol Corporation - Class A	2,626	176,625
Apple, Inc.	1,408	175,451
SYNNEX Corporation	1,485	188,001
Zebra Technologies Corporation - Class A *	404	200,808
		740,885
Technology Services - 2.4%
Global Payments, Inc.	871	168,721
International Business Machines Corporation	1,344	193,187
Leidos Holdings, Inc.	1,641	168,613
		530,521

Total Common Stocks (Cost $4,504,640)		$ 6,344,433

Exchange-Traded Funds - 55.4%	Shares	Value
Communication Services Select Sector SPDR® Fund (The)	16,146	$ 1,272,143
Consumer Discretionary Select Sector SPDR® Fund (The)	10,325	1,784,573
Consumer Staples Select Sector SPDR® Fund (The)	14,815	1,049,050
Energy Select Sector SPDR® Fund (The)	7,191	375,442
Financial Select Sector SPDR® Fund (The)	41,724	1,585,095
Health Care Select Sector SPDR® Fund (The)	17,816	2,202,057
Industrial Select Sector SPDR® Fund (The)	11,653	1,224,963
Materials Select Sector SPDR® Fund (The)	5,276	460,384
Real Estate Select Sector SPDR® Fund (The)	3,000	129,780
Technology Select Sector SPDR® Fund (The)	13,824	1,913,242
Utilities Select Sector SPDR® Fund (The)	875	57,015
Total Exchange-Traded Funds (Cost $9,526,336)		$ 12,053,744

AlphaMark Fund
Schedule of Investments (Continued)

U.S. Government & Agencies - 3.2%	Coupon	Par Value	Value
U.S. Treasury Bill, due 8/12/2021 (Cost $699,985)	0.011%(a)	$ 700,000	$ 699,981

Money Market Funds - 12.2%		Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $2,656,758)		2,656,758	$ 2,656,758

Total Investments at Value - 100.0% (Cost $17,387,719)			$ 21,754,916

Other Assets in Excess of Liabilities - 0.0% (c)			6,537

Total Net Assets - 100.0%			$ 21,761,453

*	Non-income producing security.
(a)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of May 31, 2021.
(c)	Percentage rounds to less than 0.1%.